UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/05

FORM N-Q

Item 1. Schedule of Investments.

The Dreyfus Socially Responsible Growth Fund, Inc.
Statement of Investments
March 31, 2005 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)

Computer Software--5.4%
Cognos	43,500 a	1,824,390
Microsoft	615,500	14,876,635
VeriSign	271,000 a	7,777,700
		24,478,725

Consumer Discretionary--15.7%
Coach	130,500 a	7,390,215
Dollar General	417,500	9,147,425
eBay	77,000 a	2,869,020
Home Depot	231,500	8,852,560
Marriott International, Cl. A	163,500	10,931,610
News, Cl. B	307,000	5,406,270
Staples	257,500	8,093,225
Target	204,500	10,229,090
Walt Disney	302,000	8,676,460
		71,595,875

Consumer Staples--8.1%
Estee Lauder Cos., Cl. A	151,000	6,791,980
PepsiCo	199,500	10,579,485
Procter & Gamble	194,000	10,282,000
Walgreen	215,000	9,550,300
		37,203,765

Energy--2.5%
Anadarko Petroleum	74,000	5,631,400
BP, ADR	89,500	5,584,800
		11,216,200

Financials--8.0%
American Express	161,300	8,285,981
Chubb	87,000	6,896,490
Citigroup	149,000	6,696,060
Goldman Sachs Group	66,500	7,314,335
Radian Group	158,500	7,566,790
		36,759,656

Health Care--18.6%
Alcon	122,500	10,938,025
Fisher Scientific International	163,500 a	9,306,420
Genzyme	207,000 a	11,848,680
Gilead Sciences	271,500 a	9,719,700
Kinetic Concepts	116,000 a	6,919,400
Medtronic	97,000	4,942,150
Stryker	143,500	6,401,535
Waters	215,500 a	7,712,745
WellPoint	90,500 a	11,344,175
Zimmer Holdings	71,500 a	5,563,415
		84,696,245

Industrials--9.0%
Danaher	235,500	12,578,055
Rockwell Automation	117,500	6,655,200
3M	57,000	4,884,330
Tyco International	366,000	12,370,800
United Parcel Service, Cl. B	63,000	4,582,620
		41,071,005

Information Technology--20.7%
Accenture, Cl. A	82,000 a	1,980,300
Alliance Data Systems	183,000 a	7,393,200
Altera	377,500 a	7,466,950
Cisco Systems	478,500 a	8,560,365
Cognizant Technology Solutions, Cl. A	107,500 a	4,966,500
Dell	212,500 a	8,164,250
EMC	928,500 a	11,439,120
Intel	541,000	12,567,430
International Business Machines	169,000	15,443,220
Motorola	572,000	8,562,840
Texas Instruments	310,000	7,901,900
		94,446,075

Major Pharmaceuticals--9.9%
Eli Lilly & Co.	134,500	7,007,450
Johnson & Johnson	378,500	25,420,060
Novartis, ADR	271,500	12,700,770
		45,128,280

Materials--1.2%
Air Products & Chemicals	89,500	5,664,455

Total Common Stocks
(cost $404,408,586)		452,260,281

	Principal
Short-Term Investments--.7%	Amount ($)	Value ($

Certificates of Deposit--.0%
Self Help Credit Union,
2.95%, 6/14/2005	100,000	100,000

U.S. Treasury Bills--.7%
2.56%, 4/7/2005	563,000	562,764
2.60%, 4/14/2005	59,000	58,945
2.62%, 4/21/2005	2,292,000	2,288,699
		2,910,408

Total Short-Term Investments
(cost $3,010,374)		3,010,408

Total Investments (cost $407,418,960)	99.8%	455,270,689

Cash and Receivables (Net)	0.2%	1,067,598

Net Assets	100.0%	456,338,287

ADR- American Depository Receipts.

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	May 20, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a 2(a) under the Investment Company Act of 1940. (EX-99.CERT)